RELATED PARTY TRANSACTIONS (Details)	Apr. 30, 2017 USD ($)
Accounts Payable	$ 5,536
Accounts Payable Related Party	8,033
Accrued Expenses	2,069,185
Notes Payable	129,967
Accrued Compensation [Member] | Hanks [Member]
Accounts Payable
Accounts Payable Related Party
Accrued Expenses	883,584
Notes Payable
Accounts Payable [Member] | Hanks [Member]
Accounts Payable
Accounts Payable Related Party	8,033
Accrued Expenses
Notes Payable
Accounts Payable [Member] | Katabi [Member]
Accounts Payable	5,536
Accounts Payable Related Party
Accrued Expenses
Notes Payable
Notes Payable [Member] | Hanks [Member]
Accounts Payable
Accounts Payable Related Party
Accrued Expenses
Notes Payable	39,337
Notes Payable [Member] | Lemons [Member]
Accounts Payable
Accounts Payable Related Party
Accrued Expenses
Notes Payable	63,530
Notes Payable [Member] | Katabi [Member]
Accounts Payable
Accounts Payable Related Party
Accrued Expenses
Notes Payable	27,100
Accrued Interest Payable [Member] | Hanks [Member]
Accounts Payable
Accounts Payable Related Party
Accrued Expenses	5,901
Notes Payable
Accrued Interest Payable [Member] | Lemons [Member]
Accounts Payable
Accounts Payable Related Party
Accrued Expenses	9,320
Notes Payable
Accrued Interest Payable [Member] | Katabi [Member]
Accounts Payable
Accounts Payable Related Party
Accrued Expenses	4,065
Notes Payable
Accrued Consulting Fees [Member] | Lemons [Member]
Accounts Payable
Accounts Payable Related Party
Accrued Expenses	791,315
Notes Payable
Accrued Consulting Fees [Member] | Katabi [Member]
Accounts Payable
Accounts Payable Related Party
Accrued Expenses	375,000
Notes Payable